SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Assumptions
The fair value of the Company’s stock options granted under the 2012 plan for the years ended December 31, 2020, 2019 and 2018 was estimated using the following assumptions:

	2020	2019	2018

Expected stock price volatility	44.7% – 43.5%	34.2% – 36.8%	32.6% – 40.8%
Expected option life (in years)	3.5-5	3.5-5	3.5-5.5
Risk free interest rate	0.12% – 0.25%	1.44% – 1.63%	1.71% – 2.87%
Dividend yield	0%	0%	0% - 5%

Schedule of Stock Option Activity
The following table is a summary of the activity of TAT's Stock Option plan:

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020		2019		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at the beginning of the year	571,460	$7.53	528,268	$9.03	365,000	$8.53
Granted	50,000	4.58	170,000	5.44	273,893	9.70
Forfeited	-	-	(126,808)	11.19	(83,957)	9.85
Exercised	-	-	-	-	(26,668)	7.15

Outstanding at the end of the year	621,460	7.26	571,460	7.53	528,268	$9.03

Exercisable at the end of the year	381,629	$7.91	264,389	$7.74	163,438	$8.34